U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington , D.C.20549


                                   FORM 24f-2

                        Annual Notice of Securities Sold

                             Pursuant to Rule 24F-2


             Read instructions at end of Form before preparing Form.
                              Please print or type.


1.  Name and address of issurer: USAA STATE TAX-FREE TRUST
                                 10750 Robert F. McDermott Freeway
                                 San Antonio, Texas 78288


2. Name of each series or class of funds for which this notice is filed:
                Florida Tax-Free IncomeFund
                Florida Tax-Free Money Market Fund
                Texas Tax-Free Income Fund
                Texas Tax-Free Money Market Fund


3. Investment Company Act File Number:                 811-7852
   Securities Act File Number:                         33-65572


4. Last day of the fiscal year for which this notice is filed:  March 31, 1997


5. Check this box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
   24f-2 declaration:   Not Applicable


6. Date of termination of issuer's declaration under rule 24f-2(a)(1),
   if applicable (see instruction A.6):   Not Applicable


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: Not Applicable.

8. Number and amount of securities registered during the fiscal year other than
   pursuant to rule 24f-2:                         0                     $0


9. Number and aggregate sale price of securities sold during the fiscal year:
                                         159,083,438           $199,868,587


10.Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                                         159,083,438           $199,868,587


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see
Instruction B.7):                          2,701,560             $5,923,668

12. Calculation of registration fees:

    (i) Aggregate sale price of securities sold during the fiscal year in
        reliance on rule 24f-2 (from Item 10):                 $199,868,587

   (ii) Aggregate price of shares issued in connection with
        dividend reinvestment plans (from Item 11,
        if applicable):                                        +  5,923,668

  (iii) Aggregate price of shares redeemed or repurchased during
        the fiscal year (if applicable):                       -160,289,390

   (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2
        (if applicable):                                       +          0

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i),
        plus line (ii), less line (iii), plus line (iv)]
         (if applicable):                                     $  45,502,865

   (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): x 1/3300

  (vii) Fee due [line (i) or line (v) multiplied by line (vi)]: $ 13,788.75

  Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuers fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
Procedures (17 CFR 202.3a).                                                 [X]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: May 22, 1997.

                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


       By (Signature and Title)* Sherron Kirk
                                 Sherron Kirk, Treasurer

Date:  May 27, 1997

     * Please print the name and title of the signing officer below the signature.